Cash and cash equivalents	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

6. Cash and cash equivalents

At June 30, 2025, cash and cash equivalents are detailed as follows:

	At June 30,	At December 31,
	2025	2024
	(Unaudited)
Cash in bank	€4,961,495	€2,530,549
Cash in short-term marketable securities	211,155	2,047,200
Cash in hand & prepaid cards	3,982	4,000
Total cash and cash equivalents	€5,176,632	€4,581,749